Per share amounts	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Per share amounts
13. Per share amounts
The number of incremental shares included in diluted earnings per share is computed using the average volume-weighted market price of shares for the year.

	Year ended December 31
	2022	2021
Net income basic and diluted	$810.1	$414.0
The weighted average number of shares used to calculate per share amounts was as follows
:

	Year ended December 31
Average shares outstanding (millions)	2022	2021
Basic	82.0	75.1
Dilutive impact (1)	2.4	2.5
Diluted	84.4	77.6

(1)	Includes impact of stock options and RSUs.
For 2022, there were 0.2
million
shares on a weighted average basis (2021 – nil) related to options outstanding under the Option Plan and RSUs outstanding under the RPSU plan that were considered anti-dilutive and/or not in the money and that have been excluded.